Receivables (Tables)	9 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of September 30, 2014 and December 31, 2013 is as follows:

	September 30,	December 31,
	2014	2013
	(in millions)
Retail	$12,425	$12,730
Wholesale	9,759	9,111
Other	110	135

	$22,294	$21,976

Summary of Aging of Receivables

The aging of financing receivables as of September 30, 2014 and December 31, 2013 is as follows (in millions):

	September 30, 2014
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$15	—	$—	$15	$8,657	$8,672	$15	$8,687
EMEA	17	13	—	30	1,233	1,263	109	1,372
LATAM	5	—	—	5	1,711	1,716	43	1,759
APAC	8	2	7	17	590	607	—	607

Total Retail	$45	$15	$7	$67	$12,191	$12,258	$167	$12,425

Wholesale
NAFTA	$1	$—	$—	$1	$4,633	$4,634	$32	$4,666
EMEA	71	5	—	76	3,590	3,666	102	3,768
LATAM	1	—	—	1	856	857	—	857
APAC	23	5	35	63	372	435	33	468

Total Wholesale	$96	$10	$35	$141	$9,451	$9,592	$167	$9,759

	December 31, 2013
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and nine months ended September 30, 2014 and 2013 is as follows:

	Three Months Ended September 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$559	$160	$8	$727
Provision	16	40	1	57
charge-offs, net of recoveries	(42)	(7)	—	(49)
Foreign Currency Translation and Other	(28)	(14)	(1)	(43)

Ending Balance	505	179	8	692

	Nine Month Ended September 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	51	47	4	$102
charge-offs, net of recoveries	(88)	(17)	(3)	$(108)
Foreign Currency Translation and Other	(71)	37	6	(28)

Ending Balance	505	179	8	692

Ending Balance: Individually Evaluated for Impairment	257	151	—	408

Ending Balance: Collectively Evaluated for Impairment	248	28	8	284

Receivables:
Ending Balance	12,425	9,759	110	22,294

Ending Balance: Individually Evaluated for Impairment	564	697	—	1,261

Ending Balance: Collectively Evaluated for Impairment	$11,861	$9,062	$110	$21,033

	Three Months Ended September 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$569	$114	$1	$684
Provision	29	12	2	43
charge-offs, net of recoveries	(37)	(1)	(2)	(40)
Foreign Currency Translation and Other	10	—	1	11

Ending Balance	571	125	2	698

	Nine Month Ended September 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	69	15	3	87
charge-offs, net of recoveries	(121)	(3)	(3)	(127)
Foreign Currency Translation and Other	(38)	(7)	1	(44)

Ending Balance	571	125	2	698

Ending Balance: Individually Evaluated for Impairment	290	93	—	383

Ending Balance: Collectively Evaluated for Impairment	281	32	2	315

Receivables:
Ending Balance	12,094	9,489	69	21,652

Ending Balance: Individually Evaluated for Impairment	596	865	—	1,461

Ending Balance: Collectively Evaluated for Impairment	$11,498	$8,624	$69	$20,191

Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	September 30, 2014				December 31, 2013
		Unpaid				Unpaid
	Recorded	Principal	Related	Average	Recorded	Principal	Related	Average
	Investment	Balance	Allowance	Investment	Investment	Balance	Allowance	Investment
With no related allowance
Retail
NAFTA	$14	$13	$—	$12	$17	$17	$—	$11
EMEA	$96	$96	$—	$99	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$35	$35	$—	$40	$42	$42	$—	$40
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$32	$32	$12	$35	$27	$27	$13	$30
EMEA	$368	$368	$223	$387	$447	$447	$249	$473
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$54	$54	$22	$66	$78	$78	$30	$69
wholesale
NAFTA	$36	$36	$3	$46	$31	$30	$6	$34
EMEA	$545	$545	$97	$653	$644	$644	$78	$655
LATAM	$29	$24	$9	$21	$13	$11	$10	$14
APAC	$52	$52	$42	$48	$12	$12	$7	$14
Total
Retail	$564	$563	$257	$599	$569	$569	$292	$583
Wholesale	$697	$692	$151	$808	$742	$739	$101	$757

Carrying Amount of Restricted Assets Included In Financing Receivables

At September 30, 2014 and December 31, 2013, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2014	December 31, 2013
Retail note and finance lease receivables	$8,975	$8,960
Wholesale receivables	7,104	6,042

Total	$16,079	$15,002